Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 132,028
2014	35,340
2015	4,216
2016	77
Thereafter	0
Total	$ 171,661	$ 471,304